UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $10,068,071 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEAM INC                       COM              073730103   855821 13469004 SH       SOLE                 13469004        0        0
BEAM INC                       COM              073730103   466990  7349541 SH       SHARED  1                   0  7349541        0
BURGER KING WORLDWIDE INC      COM              121220107   258703 13544637 SH       SHARED  1                   0 13544637        0
BURGER KING WORLDWIDE INC      COM              121220107   474205 24827483 SH       SOLE                 24827483        0        0
CANADIAN PAC RY LTD            COM              13645T100  1111534  8519460 SH       SHARED  1                   0  8519460        0
CANADIAN PAC RY LTD            COM              13645T100  2040607 15640428 SH       SOLE                 15640428        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   574376 28892137 SH       SHARED  1                   0 28892137        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   911331 45841575 SH       SOLE                 45841575        0        0
HOWARD HUGHES CORP             COM              44267D107   151552  1808280 SH       SOLE                  1808280        0        0
HOWARD HUGHES CORP             COM              44267D107   147484  1759737 SH       SHARED  1                   0  1759737        0
MATSON INC                     COM              57686G105    48601  1975640 SH       SOLE                  1975640        0        0
MATSON INC                     COM              57686G105    26035  1058345 SH       SHARED  1                   0  1058345        0
MONDELEZ INTL INC              CL A             609207105    64601  2110459 SH       SHARED  1                   0  2110459        0
MONDELEZ INTL INC              CL A             609207105   118415  3868497 SH       SOLE                  3868497        0        0
PENNEY J C INC                 COM              708160106   208400 13792205 SH       SHARED  1                   0 13792205        0
PENNEY J C INC                 COM              708160106   382035 25283566 SH       SOLE                 25283566        0        0
PROCTER & GAMBLE CO            COM              742718109    41636   540300 SH  CALL SOLE                   540300        0        0
PROCTER & GAMBLE CO            COM              742718109   759568  9856834 SH       SHARED  1                   0  9856834        0
PROCTER & GAMBLE CO            COM              742718109  1394020 18090058 SH       SOLE                 18090058        0        0
PROCTER & GAMBLE CO            COM              742718109    32157   417300 SH  CALL SHARED  1                   0   417300        0